CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Operations for the year ended December 31, 2024 previously filed is as follows:
Impact to the opening 2024 consolidated balance sheet as of December 31, 2023

	As reported	Adjustment	As restated
Ordinary shares	£77,196,909	£374,321	£77,571,230
Accumulated deficit	£(71,986,442)	£(374,321)	£(72,360,763)
Impact to the consolidated statement of operations for the year ended December 31, 2024

	As reported	Adjustment	As restated
Cost of sales	£5,593,851	£128,223	£5,722,074
Sales and Marketing	£319,887	£118,537	£438,424
Total costs and expenses	£12,232,252	£246,760	£12,479,012
Operating loss	£(10,937,482)	£(246,760)	£(11,184,242)
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Impact to the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2024

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2023	£77,196,909	£374,321	£77,571,230
Share-based compensation	£5,595,780	£246,760	£5,842,540
Balance, December 31, 2024	£91,487,039	£621,081	£92,108,120
Accumulated deficit
Balance, December 31, 2023	£(71,986,442)	£(374,321)	£(72,360,763)
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Balance, December 31, 2024	£(84,061,433)	£(621,081)	£(84,682,514)
Impact to the consolidated statement of cash flows for the year ended December 31, 2024

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(12,074,991)	£(246,760)	£(12,321,751)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£5,595,780	£246,760	£5,842,540
The corrected interim consolidated financial information is presented below.
Impact to the consolidated balance sheet as of June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Ordinary shares	£91,756,709	£685,017	£92,441,726
Accumulated deficit	£(88,033,765)	£(685,017)	£(88,718,782)
Impact to the consolidated statement of operations for the six month period ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Cost of sales	£269,181	£63,936	£333,117
Total costs and expenses	£3,754,279	£63,936	£3,818,215
Operating loss	£(3,472,689)	£(63,936)	£(3,536,625)
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Impact to the consolidated statement of changes in shareholders’ equity for the six months ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2024	£91,487,039	£621,081	£92,108,120
Share-based compensation	£2,302,356	£63,936	£2,366,292
Balance, June 30, 2025	£91,756,709	£685,017	£92,441,726
Accumulated deficit
Balance, December 31 2024	£(84,061,433)	£(621,081)	£(84,682,514)
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Balance, June 30, 2025	£(88,033,765)	£(685,017)	£(88,718,782)
Impact to the consolidated statement of cash flows for the six months ended June 30, 2025 (unaudited)

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(3,972,332)	£(63,936)	£(4,036,268)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£269,670	£63,936	£333,606
Impact to the consolidated statement of operations for the six month period ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Cost of sales	£2,206,839	£64,111	£2,270,950
Sales and Marketing	£166,301	£59,268	£225,569
Total costs and expenses	£5,175,466	£123,379	£5,298,845
Operating loss	£(4,409,329)	£(123,379)	£(4,532,708)
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Impact to the consolidated statement of changes in shareholders’ equity for the six months ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Ordinary Shares
Balance, December 31, 2023	£77,196,909	£374,321	£77,571,230
Share-based compensation	£2,302,356	£123,379	£2,425,735
Balance, June 30, 2024	£79,537,265	£497,700	£80,034,965
Accumulated deficit
Balance, December 31 2023	£(71,986,442)	£(374,321)	£(72,360,763)
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Balance, June 30, 2024	£(76,961,342)	£(497,700)	£(77,459,042)
Impact to the consolidated statement of cash flows for the six months ended June 30, 2024 (unaudited)

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net loss	£(4,970,900)	£(123,379)	£(5,094,279)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£2,302,356	£123,379	£2,425,735